Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of currency exchange rates impact	The currency exchange rates that impact our business are shown in the following table:
	Year End Rate			Average Rate
	As of December 31,			For the Years Ended
	2023	2022	2021	2023	2022	2021
Thai Baht	0.0292	0.0289	0.0300	0.0288	0.0286	0.0313
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1409	0.1447	N/A	0.1414	0.1446	N/A

Schedule of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.
Year ended December 31, 2023	Within 1 year	1 to 5 years	>5 years	Total
Trade and other payables	$3,016,850	$-	$-	$3,016,850
Borrowings	337,241	44,410	-	381,651
Borrowings from related parties	3,104,149	-	-	3,104,149
Amount due to related parties	2,898,506	-		2,898,506
Other liabilities	3,171,643	-	-	3,171,643
Operating lease liabilities	1,239,066	1,455,857	-	2,694,923
Finance lease liabilities	108,597	218,996	-	327,593
Provision for employee benefits	362,284	1,460,434	23,059,674	24,882,392
Liabilities directly associated with the assets held for sale	130,876	-	-	130,876
	$14,369,212	$3,179,697	$23,059,674	$40,608,583
Year ended December 31, 2022	Within 1 year	1 to 5 years	>5 years	Total
Trade and other payables	$2,633,995	$-	$-	$2,633,995
Borrowings	3,181,616	13,899,818	-	17,081,434
Borrowings from related parties	3,148,500	1,455,649	-	4,604,149
Amount due to related parties	3,868,691	-		3,868,691
Other liabilities	2,477,369	43,200	-	2,520,569
Operating lease liabilities	1,774,192	2,340,075	-	4,114,267
Finance lease liabilities	398,136	233,550	-	631,686
Convertible note payables	1,730,267	-	-	1,730,267
Provision for employee benefits	457,315	1,554,322	23,302,600	25,314,237
	$19,670,081	$19,526,614	$23,302,600	$62,499,295

Schedule of Net Equity (Debt) Analysis	Net Equity (Debt) Analysis
	As of December 31,
	2023	2022
Cash, cash equivalents, and restricted cash (Note 4)	$21,973,395	$8,230,644
Borrowings – repayable within one year	(3,441,390)	(6,330,116)
Borrowings – repayable after one year	(44,410)	(15,355,467)
Net equity (debt)	$18,487,595	$(13,454,939)

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over the following estimated useful lives.
Estimated useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Tools and equipment	5 years
Furniture, fixtures and office equipment	5 years
Vehicles	5,10 years
GDM machines	5 years
Robots	5 years

Schedule of Cost of the Intangible Assets	The cost of intangible assets is being amortized using straight-line amortization method based on the following estimated useful lives:.
Estimated useful life
Computer software	5 years
Intelligent Cloud Platform	10 years
Right-of-use Platform	10 years
Customer base	1 – 3 years
Technical know-how	8 – 10 years
Security Surveillance system	10 years

Schedule of Disaggregation Information of Revenue by Service Type	Disaggregation information of revenue by service type which was recognition based on the nature of performance obligation disclosed above is as follows:
	For the year ended December 31,
Service Type	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue	2021	Percentage of Total Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$11,882,370	32.8%	$10,693,948	31.5%	$11,205,580	32.3%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	3,814,604	10.5%	4,074,052	12.0%	4,556,538	13.1%
ATM Management	7,579,774	20.9%	8,897,939	26.2%	10,809,497	31.2%
Cash Processing (CPC)	3,265,052	9.0%	2,789,818	8.2%	3,034,360	8.8%
Cash Center Operations (CCT)	1,824,381	5.0%	2,209,055	6.5%	2,802,171	8.1%
Consolidate Cash Center (CCC)	726,599	2.0%	456,720	1.3%	182,263	0.5%
Cheque Center Service (CDC)	-	-%	4,562	0.0%	59,923	0.2%
Cash Deposit Management Solutions (GDM)	2,794,708	7.7%	1,771,380	5.2%	1,644,611	4.8%
Others **	5,062	0.0%	10,149	0.1%	5,270	0.0%
Robotic AI solutions	757,284	2.1%	1,272,236	3.7%	368,659	1.0%
General security solutions	3,630,668	10.0%	1,785,789	5.3%	-	-%
Total	$36,280,502	100%	$33,965,648	100%	$34,668,872	100%
**	Others includes revenues from express cash, coin processing services and international shipment.